Derivative Liabilities (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Liabilities Details Narrative
Fair value of derivatives	$ 0		$ 0		$ 23,550	$ 529,583	$ 0
Loss from derivative liability	$ 2,657,680	$ 101,103	$ 1,458,309	$ 359,120	$ 193,155	$ 59,798